CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Sales	$ 594,445	$ 344,416	$ 2,264,410
Cost of sales	92,338	185,222	1,537,496
Gross profit	502,107	159,194	726,914
Expenses:
General and administrative expenses	4,103,317	3,350,695	20,392,507
Promotion and marketing	83,046	62,491	591,386
Research and development	296,844	319,025	3,629,300
Depreciation and amortization	24,661	23,469	176,099
Impairment of patent	0	0	537,631
Total expenses	4,507,868	3,755,680	25,326,923
Loss from operations	(4,005,761)	(3,596,486)	(24,600,009)
Other income (expense):
Interest income	49	64	371,858
Interest expense	(408,863)	(429,499)	(2,457,226)
Exchange rate gains and losses	(3,884)	(17,636)	(25,387)
Loss on disposition of fixed assets	0	(7,405)	(64,172)
Total other (expense) income	(412,698)	(454,476)	(2,174,927)
Loss before provision for taxes	(4,418,459)	(4,050,962)	(26,774,936)
Provision for income taxes	0	0	32,673
Net loss	(4,418,459)	(4,050,962)	(26,807,609)
Net loss attributable to non-controlling interest	(117,786)	(41,235)	(1,615,467)
Net loss attributable to SurePure	$ (4,300,673)	$ (4,009,727)	$ (25,192,142)
Loss per share basic and diluted attributable to SurePure common stockholders	$ (0.11)	$ (0.13)	$ (0.94)
Weighted average shares outstanding - basic and diluted	38,395,001	30,929,203	26,668,718